N-2 - $ / shares			3 Months Ended
	Jun. 17, 2026	Jun. 10, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cover [Abstract]
Entity Central Index Key	0000883618
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-06548
Document Type	N-2ASR
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	10
Entity Registrant Name	Nuveen Select Tax-Free Income Portfolio
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(800)
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objective” and “—Investment Policies,” as such investment objective and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 2026	$14.54	$13.95	$14.36	$14.35	1.25%	(2.79)%
December 2025	$14.60	$14.05	$14.42	$14.33	1.25%	(1.95)%
September 2025	$14.59	$13.75	$14.28	$13.84	2.17%	(0.65)%
June 2025	$14.40	$13.63	$14.30	$13.87	0.70%	(1.73)%
March 2025	$15.15	$14.19	$14.47	$14.32	4.70%	(0.91)%
December 2024	$15.15	$14.45	$14.47	$14.40	4.70%	0.35%
September 2024	$15.17	$14.34	$14.75	$14.50	2.85%	(1.10)%
June 2024	$14.56	$13.87	$14.58	$14.41	(0.14)%	(3.75)%

The net asset value per Common Share, the market price, and percentage of premium/(discount) to net asset value per Common Share on June 10, 2026, was $14.34, $14.31 and (0.21)%, respectively. As of June 10, 2026, the Fund had 62,951,599 Common Shares outstanding and net assets applicable to Common Shares of $902,876,351.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of borrowings, if incurred, have equal rights to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed under “Certain Provisions in the Declaration of Trust and By-Laws,” non-assessable, and will have no preemptive or conversion rights or rights to cumulative voting. Each whole Common Share has one vote with respect to matters upon which a shareholder vote is required, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions.

The Common Shares are listed on the NYSE and trade under the ticker symbol “NXP.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities (as defined under the 1940 Act), such as preferred shares or debt instruments.

RIGHTS OFFERINGS

The Fund may in the future, and at its discretion, choose to make offerings of Rights to its shareholders to purchase Common Shares. Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the rights. In connection with a Rights offering to shareholders, the Fund would distribute certificates or other documentation evidencing the Rights and a prospectus supplement to the Fund’s shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive Rights in such Rights offering. Any such future Rights offering will be made in accordance with the 1940 Act and, to the extent such Rights are transferable, will comply with applicable interpretations of the SEC or its staff, as such interpretations may be modified in the future, which currently require that: (i) the Fund’s Board of Trustees make a good faith determination that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the Rights for use by shareholders who do not exercise such Rights; and (iv) the ratio of such transferable Rights offering does not exceed one new share for each three rights held.

The applicable prospectus supplement would describe the following terms of the Rights (to the extent each is applicable) in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open;

●	the underwriter or distributor, if any, of the Rights and any associated underwriting fees or discounts applicable to purchases of the Rights;

●	the title of such Rights;

●	the exercise price for such Rights (or method of calculation thereof);

●	the number of such Rights issued in respect of each share;

●	the number of Rights required to purchase a single share;

●	the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

●	if such Rights are transferable, a discussion regarding the Board of Trustees’ basis for determining that such offering would result in a net benefit to existing shareholders;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

●	the date on which the right to exercise such Rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	termination rights the Fund may have in connection with such Rights offering; and

●	any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

A certain number of Rights would entitle the holder of the Right(s) to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised Rights would become void. Upon expiration of the Rights offering and the receipt of payment and the Rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the Rights agent, or any other office indicated in the prospectus supplement, the Common Shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares as of June 10, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	62,951,599

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 13.95	$ 14.05	$ 13.75	$ 13.63	$ 14.19	$ 14.45	$ 14.34	$ 13.87
Highest Price or Bid			14.54	14.60	14.59	14.40	15.15	15.15	15.17	14.56
Lowest Price or Bid, NAV			14.35	14.33	13.84	13.87	14.32	14.40	14.50	14.41
Highest Price or Bid, NAV			$ 14.36	$ 14.42	$ 14.28	$ 14.30	$ 14.47	$ 14.47	$ 14.75	$ 14.58
Highest Price or Bid, Premium (Discount) to NAV [Percent]			1.25%	1.25%	2.17%	0.70%	4.70%	4.70%	2.85%	(0.14%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(2.79%)	(1.95%)	(0.65%)	(1.73%)	(0.91%)	0.35%	(1.10%)	(3.75%)
Share Price		$ 14.31	$ 14.35				$ 14.37				$ 14.44	$ 14.31	$ 14.43	$ 17.39	$ 14.97	$ 14.64	$ 14.02	$ 14.03
NAV Per Share		$ 14.34	$ 14.18				$ 14.24				$ 14.65	$ 14.57	$ 15.13	$ 16.34	$ 15.77	$ 15.51	$ 15.12	$ 15.00	$ 15.46
Latest Premium (Discount) to NAV [Percent]		(0.21%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Whenever the Fund incurs borrowings, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions.
Security Voting Rights [Text Block]	Each whole Common Share has one vote with respect to matters upon which a shareholder vote is required, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		62,951,599